Other disclosures (Tables)	6 Months Ended
Jun. 30, 2025
Other Disclosures
Summary of fair values of financial assets and liabilities
The following table shows a summary of the fair values, at 30 June 2025 and 31 December 2024, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by Grupo Santander to determine their fair value:

	EUR million
	30-06-2025			31-12-2024
	Published price quotations in active markets (Level 1)	Internal models (Levels 2 and 3)	Total	Published price quotations in active markets (Level 1)	Internal models (Levels 2 and 3)	Total
Financial assets held for trading	87,907	146,927	234,834	88,147	142,106	230,253
Non-trading financial assets mandatorily at fair value through profit or loss	1,859	3,865	5,724	2,037	4,093	6,130
Financial assets at fair value through profit and loss	2,813	5,978	8,791	2,744	5,171	7,915
Financial assets at fair value through other comprehensive income	53,901	21,900	75,801	67,680	22,218	89,898
Hedging derivatives (assets)	—	4,628	4,628	—	5,672	5,672
Financial liabilities held for trading	28,026	127,656	155,682	29,974	122,177	152,151
Financial liabilities designated at fair value through profit or loss	—	35,513	35,513	—	36,360	36,360
Hedging derivatives (liabilities)	—	4,431	4,431	—	4,752	4,752
Liabilities under insurance contracts	—	18,343	18,343	—	17,829	17,829

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)
Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 30 June 2025 and 31 December 2024:

	EUR million		EUR million
	Fair values calculated using internal models at 30-06-2025 (*)		Fair values calculated using internal models at 31-12-2024 (*)
	Level 2	Level 3	Level 2	Level 3	Valuation techniques	Main inputs
ASSETS	166,317	16,981	163,941	15,319
Financial assets held for trading	141,450	5,477	138,176	3,930
Central banks (**)	16,217	468	12,966	—	Present value method	Yield curves, FX market prices
Credit institutions (**)	22,509	69	26,546	769	Present value method	Yield curves, FX market prices
Customers (**)	31,711	3,843	24,602	1,801	Present value method	Yield curves, FX market prices
Debt instruments and equity instruments	13,957	212	11,115	413	Present value method	Yield curves, FX market prices
Derivatives	57,056	885	62,947	947
Swaps	40,004	649	47,519	556	Present value method, Gaussian Copula	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	1,812	15	1,583	2	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	1,583	42	1,879	30	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	316	2	1,445	—	Present value method	Yield curves, FX market prices
Index and securities options	651	56	465	241	Black’s Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Other	12,690	121	10,056	118	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Liquidity, Dividends, Correlation, HPI, Credit, Others
Hedging derivatives	4,614	14	5,652	20
Swaps	4,311	14	5,390	20	Present value method	Yield curves, FX market prices, Basis
Interest rate options	84	—	2	—	Black Model	Yield curves, FX market prices, Volatility surfaces
Other	219	—	260	—	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	1,506	2,359	1,505	2,588
Equity instruments	770	2,045	763	1,841	Present value method	Yield curves, Market price, Dividends and Others
Debt instruments	52	232	205	242	Present value method	Yield curves
Loans and receivables	684	82	537	505	Present value method, swap asset model and CDS	Yield curves and Credit curves
Financial assets designated at fair value through profit or loss	5,933	45	5,065	106
Credit institutions	1,110	—	408	—	Present value method	Yield curves, FX market prices
Customers (***)	4,814	17	4,590	20	Present value method	Yield curves, FX market prices, HPI
Debt instruments	9	28	67	86	Present value method	Yield curves, FX market prices
Financial assets at fair value through other comprehensive income	12,814	9,086	13,543	8,675
Equity instruments	33	286	5	375	Present value method	Yield curves, Market price, Dividends and Others
Debt instruments	7,738	1,271	9,644	1,047	Present value method	Yield curves, FX market prices
Loans and receivables	5,043	7,529	3,894	7,253	Present value method	Yield curves, FX market prices and Credit curves

LIABILITIES	184,727	1,216	179,766	1,352
Financial liabilities held for trading	126,702	954	121,243	934
Central banks (**)	10,096	—	13,300	—	Present value method	FX market prices, Yield curves
Credit institutions (**)	20,694	26	26,284	—	Present value method	FX market prices, Yield curves
Customers (**)	39,945	52	18,984	—	Present value method	FX market prices, Yield curves
Derivatives	48,722	876	56,205	934
Swaps	33,411	499	41,283	479	Present value method, Gaussian Copula	Yield curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	1,759	15	1,057	—	Black Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	2,095	111	2,295	79	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices
Index and securities options	824	155	1,160	294	Black-Scholes Model	Yield curves, FX market prices, Liquidity
Interest rate and equity futures	604	29	1,276	—	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	10,029	67	9,134	82	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, HPI, Credit, Others
Short positions	7,245	—	6,470	—	Present value method	Yield curves ,FX market prices, Equity
Hedging derivatives	4,401	30	4,740	12
Swaps	4,306	29	4,618	12	Present value method	Yield curves ,FX market prices, Basis
Interest rate options	—	1	3	—	Black's Model	Yield curves, Volatility surfaces, FX market prices and Liquidity
Other	95	—	119	—	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity and others
Financial liabilities designated at fair value through profit or loss (****)	35,513	—	36,200	160	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts	18,111	232	17,583	246	Present Value Method with actuarial techniques	Mortality tables and yield curves
(*) The internal models of level 2 implement figures based on the parameters observed in the market, while level 3 internal models use significant inputs that are not observable in market data.
(**)     Includes mainly temporary acquisitions/disposals of assets with corporate clients and, to a lesser extent, with central banks.
(***) Includes mainly syndicated loans under the HTC&S business model.
(****) Includes mainly short-term deposits that are managed based on their fair value.

Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation
The table below shows the effect, at 30 June 2025 and 31 December 2024, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

30-06-2025
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers and central banks
Repos/Reverse repos	Market proxy	Price / Credit spread	n.a.	n.a.	(6.29)	6.29
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%	5.10%	(2.52)	2.58
Government debt	Discounted Cash Flows	Discount curve	0% - 8%	4.00%	(8.28)	8.22
Others	Discounted Cash Flows	Credit spread	10% - 90%	33.30%	(1.29)	0.53
Derivatives
Cap&Floor	Black Scholes model	Volatility	(6.5)bps - 6.5bps	0.13bp	—	(0.01)
CCS	Discounted Cash Flows	Credit spread	156.7% - 158.7%	157.70%	(0.01)	0.01
EQ Options	EQ option pricing model	Volatility	0% - 70%	41.20%	(0.31)	0.44
EQ Options	Local volatility	Volatility	10% - 90%	50.00%	(19.97)	19.97
FX Forward	Forward estimation	Swap Rate	0% - 15%	7.50%	(0.03)	0.03
Fx Options	Fx option pricing model	Volatility	0.1% - 39.8%	19.80%	(0.49)	0.47
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%	4.90%	(0.27)	0.26
IR Options	IR option pricing model	Volatility	0% - 30%	15.00%	(1.05)	1.05
IRS	Discounted Cash Flows	Credit spread	16.5% - 103.4%	59.60%	(4.01)	3.94
IRS	Discounted Cash Flows	Inflation Swap Rate	1% - 99%	31.20%	(6.57)	2.92
IRS	Others	Others	5% - n.a.	n.a.	(9.11)	0.71
Others	Forward estimation	Price	60bps - 300bps	181.5bps	(3.95)	3.94
Property derivatives	Option pricing model	Growth rate	(5)% - 5%	0.00%	(2.92)	2.92
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	10% - 90%	62.30%	(0.44)	0.83
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 3%	1.60%	(0.15)	0.15
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%	0.00%	(0.23)	0.23

30-06-2025
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%	4.00%	(3.44)	3.42
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.12)	0.12
Equity instruments
Equities	Price Based	Price	90% - 110%	100%	(204.54)	204.54
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a. - n.a.	n.a.	(23.25)	—
Loans	Discounted Cash Flows	Interest rate curve	4.1% - 7.2%	5.70%	(1.69)	1.69
Loans	Forward estimation	Credit spread	153.7bps - 233.7bps	154.00bps	(4.72)	—
Loans	Market price	Market price	(0.7)% - 0.1%	-0.60%	(11.53)	1.99
Debt securities
Mortgage Letters	Discounted Cash Flows	Mortgage Letters	2.5% - 4.2%	3.30%	(0.08)	0.08
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(28.60)	28.60
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	40.50%	(0.10)	0.06
FX Options	Volatility option model	Volatility	10% - 90%	39.60%	(0.01)	0.01
IRS	Discounted Cash Flows	Inflation Swap Rate	1% - 99%	48.90%	(0.73)	0.70
IRS	Discounted Cash Flows	Credit Spread	16bps - 36bps	23.00bps	(1.70)	0.80

31-12-2024
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Other	Long-term repo spread	n.a.	n.a.	(0.05)	—
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%	5.06%	(4.50)	4.61
Government debt	Discounted Cash Flows	Discount curve	0% - 8%	3.99%	(8.07)	8.02
Others	Discounted Cash Flows	Credit spread	10% - 90%	54.05%	(1.18)	1.45
Derivatives
Cap&Floor	Forward estimation	Interest rate	(2)bps - 2bps	0.00bps	—	—
CCS	Discounted Cash Flows	Credit spread	158% - 165%	161.50%	(0.01)	0.01
CDS	Price	Credit spread	100% - 250%	178.83%	(0.09)	0.10
EQ Options	EQ option pricing model	Volatility	0% - 70%	41.25%	(0.48)	0.69
EQ Options	Local volatility	Volatility	10% - 90%	50.00%	(21.54)	21.54
FX Forward	Forward estimation	Swap Rate	0% - 15%	8.08%	(0.06)	0.07
FX Options	FX option pricing model	Volatility	0% - 40%	20.10%	(0.65)	0.66
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%	4.78%	(0.21)	0.18
IR Options	IR option pricing model	Volatility	—% - 30%	17.34%	(0.16)	0.22
IRS	Others	Others	5% - n.a.	n.a.	(4.09)	—
IRS	Discounted Cash Flows	Credit spread	47.8% - 273.4%	155.36%	(1.91)	1.74
IRS	Discounted Cash Flows	Swap rate	1% - 99%	49.58%	(2.45)	2.41
Others	Forward estimation	Price	60bps - 300bps	181.50bps	(3.00)	3.08
Property derivatives	Option pricing model	Growth rate	(5)% - 5%	0.00%	(3.39)	3.39
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	10% - 90%	50.00%	(0.63)	0.63
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 2.0%	1.05%	(0.15)	0.15
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%	0.00%	(0.24)	0.24

31-12-2024
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%	3.96%	(3.63)	3.55
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.24)	0.24
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(183.98)	183.98
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(18.61)	—
Loans	Discounted Cash Flows	Interest rate curve	3.4% - 6.5%	4.95%	(0.17)	0.17
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0.00bps	(30.36)	30.36
Loans	Forward estimation	Credit spread	150bps - 232bps	150bps	(1.96)	—
Loans	Market price	Market price	(5)% - 20%	0.01%	(4.91)	1.23
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	(0.09)bps	(0.09)	0.09
Mortgage Letters	Discounted Cash Flows	Mortgage Letters	1.6% - 5.2%	3.40%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(37.56)	37.56
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	42.20%	(0.11)	0.07
FX Options	Volatility option model	Volatility	10% - 90%	45.30%	(0.03)	0.02
IRS	Discounted Cash Flows	Inflation Swap Rate	1% - 99%	47.12%	(4.77)	4.24
IRS	Discounted Cash Flows	Credit spread	34bps - 68bps	44bps	(4.09)	1.65
1. For each instrument, the valuation technique is shown, the unobservable inputs described in the "Main unobservable inputs" column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
2. The breakdown of impacts is shown by type of instrument and unobservable inputs.
3. The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
4. Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.

Schedule of changes in financial instruments classified as Level 3
Lastly, the changes in the financial instruments classified as level 3 in the first six months of 2025 and 2024 were as follows:

	01-01-2025	Changes						30-06-2025
EUR million	Fair value calculated using internal models (Level 3)	Purchases/Settlements	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	3,930	4,092	(2,697)	64	—	129	(41)	5,477
Central Banks	—	437	—	31	—	—	—	468
Credit institutions	769	44	(745)	1	—	—	—	69
Customers	1,801	3,484	(1,572)	33	—	99	(2)	3,843
Debt instruments	413	47	(112)	(16)	—	(77)	(43)	212
Equity instruments	—	—	—	—	—	—	—	—
Trading derivatives	947	80	(268)	15	—	107	4	885
Swaps	556	64	(94)	(29)	—	19	133	649
Exchange rate options	2	6	(1)	(29)	—	7	30	15
Interest rate options	30	—	(5)	4	—	21	(8)	42
Interest rate futures	—	—	(20)	2	—	—	20	2
Index and securities options	241	4	(115)	41	—	(8)	(107)	56
Other	118	6	(33)	26	—	68	(64)	121
Hedging derivatives (Assets)	20	3	(5)	7	—	—	(11)	14
Swaps	20	3	(5)	7	—	—	(11)	14
Financial assets designated at fair value through profit or loss	106	—	—	(11)	—	—	(50)	45
Loans and advances to customers	20	—	—	(3)	—	—	—	17
Debt instruments	86	—	—	(8)	—	—	(50)	28
Non-trading financial assets mandatorily at fair value through profit or loss	2,588	83	(436)	112	—	2	10	2,359
Loans and advances to customers	505	—	(395)	—	—	—	(28)	82
Debt instruments	242	1	(4)	16	—	2	(25)	232
Equity instruments	1,841	82	(37)	96	—	—	63	2,045
Financial assets at fair value through other comprehensive income	8,675	6,405	(4,918)	—	(98)	85	(1,063)	9,086
Loans and advances to customers	7,253	5,982	(4,703)	—	(72)	85	(1,016)	7,529
Debt instruments	1,047	423	(213)	—	(25)	—	39	1,271
Equity instruments	375	—	(2)	—	(1)	—	(86)	286
TOTAL ASSETS	15,319	10,583	(8,056)	172	(98)	216	(1,155)	16,981
Financial liabilities held for trading	934	285	(300)	315	—	(183)	(97)	954
Credit institutions	—	26	—	—	—	—	—	26
Customers	—	52	—	—	—	—	—	52
Trading derivatives	934	207	(300)	315	—	(183)	(97)	876
Swaps	479	32	(27)	37	—	9	(31)	499
Exchange rate options	—	5	(2)	(26)	—	14	24	15
Interest rate options	79	2	(1)	2	—	(18)	47	111
Index and securities options	294	135	(122)	(36)	—	(6)	(110)	155
Securities and interest rate futures	—	—	(19)	29	—	—	19	29
Others	82	33	(129)	309	—	(182)	(46)	67
Hedging derivatives (Liabilities)	12	—	—	20	—	(2)	—	30
Swaps	12	—	—	20	—	(2)	(1)	29
Interest rate options	—	—	—	—	—	—	1	1
Financial liabilities designated at fair value through profit or loss	160	—	(7)	—	—	(153)	—	—
Liabilities under insurance contracts	246	—	—	(15)	—	—	1	232
TOTAL LIABILITIES	1,352	285	(307)	320	—	(338)	(96)	1,216

	01-01-2024	Changes						30-06-2024
EUR million	Fair value calculated using internal models (Level 3)	Purchases/Settlements	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	2,086	726	(194)	33	—	(566)	(42)	2,043
Debt instruments	914	84	(2)	(18)	—	(428)	(16)	534
Equity instruments	1	—	—	—	—	—	—	1
Trading derivatives	1,147	367	(168)	49	—	(168)	(26)	1,201
Swaps	577	281	(94)	(3)	—	38	—	799
Exchange rate options	9	—	(1)	3	—	(2)	(1)	8
Interest rate options	153	—	—	(16)	—	(107)	—	30
Index and securities options	235	11	(47)	79	—	(66)	(16)	196
Other	173	75	(26)	(14)	—	(31)	(9)	168
Financial assets designated at fair value through profit or loss	181	593	(126)	28	—	61	(28)	709
Loans and advances to customers	31	188	(3)	(8)	—	—	16	224
Debt instruments	150	405	(123)	36	—	61	(44)	485
Non-trading financial assets mandatorily at fair value through profit or loss	2,095	167	(189)	71	—	(69)	20	2,095
Loans and advances to customers	287	43	(97)	45	—	(140)	(6)	132
Debt instruments	313	5	(73)	2	—	—	(3)	244
Equity instruments	1,495	119	(19)	24	—	71	29	1,719
Financial assets at fair value through other comprehensive income	5,989	3,034	(2,522)	—	(123)	23	(53)	6,348
Loans and advances to customers	4,938	2,845	(2,505)	—	20	16	2	5,316
Debt instruments	559	186	(2)	—	(17)	7	(56)	677
Equity instruments	492	3	(15)	—	(126)	—	1	355
TOTAL ASSETS	10,351	4,520	(3,031)	132	(123)	(551)	(103)	11,195
Financial liabilities held for trading	869	293	(135)	(46)	—	(166)	(13)	802
Trading derivatives	869	293	(135)	(46)	—	(166)	(13)	802
Swaps	388	84	(23)	(52)	—	(93)	—	304
Interest rate options	139	1	(19)	7	—	(64)	1	65
Index and securities options	187	1	(17)	71	—	(7)	(13)	222
Exchange rate options	8	—	(1)	(4)	—	(2)	(1)	—
Others	147	207	(75)	(68)	—	—	—	211
Hedging derivatives (Liabilities)	6	—	—	(1)	—	—	—	5
Swaps	6	—	—	(2)	—	—	—	4
Interest rate options	—	—	—	1	—	—	—	1
Financial liabilities designated at fair value through profit or loss	29	264	(8)	38	—	29	—	352
Liabilities under insurance contracts	323	—	—	(19)	—	—	(30)	274
TOTAL LIABILITIES	1,227	557	(143)	(28)	—	(137)	(43)	1,433

Disclosure of quantitative data about entity's exposure to risk

	30-06-2025
	Total							Of which: impaired
	Without collateral		With collateral					Without collateral		With collateral
					Maximum amount of the actual collateral that can be considered							Maximum amount of the actual collateral that can be considered
Amounts in million euros, except number of transactions in units	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	22	8	5	4	3	—	8	9	5	4	4	3	—	8
Other financial institutions and: individual shareholder	876	120	650	341	195	52	156	497	61	425	163	84	9	149
Non financial institutions and individual shareholder	450,530	5,505	43,882	5,859	3,027	1,238	2,738	268,958	2,921	27,768	2,820	1,439	521	2,424
Of which: Financing for constructions and property development	318	18	310	493	337	2	48	198	4	157	83	77	2	22
Other warehouses	2,789,077	4,262	475,603	9,009	4,250	3,056	3,495	1,569,848	2,323	284,782	5,116	1,960	1,868	2,841
Total	3,240,505	9,895	520,140	15,213	7,475	4,346	6,397	1,839,312	5,310	312,979	8,103	3,486	2,398	5,422
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	13,875	343	4,834	612	460	15	168	6,975	202	1,802	236	122	8	139

	31-12-2024
	Total							Of which: impaired
	Without collateral		With collateral					Without collateral		With collateral
					Maximum amount of the actual collateral that can be considered							Maximum amount of the actual collateral that can be considered
Amounts in million euros, except number of transactions in units	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	23	9	9	2	2	—	4	8	3	7	1	1	—	3
Other financial institutions and: individual shareholder	946	70	605	306	199	52	93	574	21	512	125	70	14	85
Non financial institutions and individual shareholder	543,934	5,515	47,854	6,668	3,678	1,398	3,011	353,838	2,956	31,259	3,106	1,622	543	2,624
Of which: Financing for constructions and property development	12,688	103	1,765	828	672	30	171	8,789	64	1,116	218	154	20	127
Other warehouses	3,308,884	4,534	483,714	10,040	4,375	3,754	4,038	2,073,312	2,623	285,857	5,850	2,188	2,299	3,285
Total	3,853,787	10,128	532,182	17,016	8,254	5,204	7,146	2,427,732	5,603	317,635	9,082	3,881	2,856	5,997
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Home purchase loans granted to families in Spain on 30 June 2025 amounted to EUR 59,927 million (EUR 59,316 million at 31 December 2024). Of which mortgage collateral are 99.66%:

	Million euros
	30-06-2025		31-12-2024
	Gross Amount	Of which: impaired	Gross Amount	Of which: impaired
Home purchase loans to families	59,927	729	59,316	789
-Without mortgage collateral	201	6	208	11
- With mortgage collateral	59,726	723	59,108	778
At 30 June 2025 and 31 December 2024 the financing amount related to construction and real estate business in Spain amounted to EUR 2,696 million and EUR 2,517 million net of allowances, respectively.

	30-06-2025
Million euros	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,721	219	25
Of which: watchlist/ impaired	43	3	17
Memorandum items: Written-off assets	244

	31-12-2024
Million euros	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,545	278	28
Of which: watchlist/ impaired	58	6	21
Memorandum items: Written-off assets	338

	30-06-2025	31-12-2024
Million euros	Carrying amount
Memorandum items:
Total loans and advances to customers excluding the public sector (business in Spain) (book value)	236,622	235,824
Total consolidated assets (Total business) (book value)	1,815,888	1,837,081
Impairment losses and provision for exposure classified as normal (business in Spain)	1,025	1,132
The following table shows the breakdown at 30 June 2025 and 31 December 2024 of the foreclosed assets for the Spanish business:

	30-06-2025
Million euros	Gross carrying amount	Valuation Adjustments	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	4,191	2,366	1,742	1,825
Of which:
Completed Buildings	594	404	344	190
Residential	162	92	76	70
Other	432	312	268	120
Buildings under construction	160	67	49	93
Residential	0	0	0	0
Other	160	67	49	93
Land	3,437	1,895	1,349	1,542
Developed Land	852	453	269	399
Other land	2,585	1,442	1,080	1,143
Property assets from home purchase mortgage loans to households	364	176	119	188
Other foreclosed property assets	94	50	39	44
Total property assets	4,649	2,592	1,900	2,057

	31-12-2024
Million euros	Gross carrying amount	Valuation Adjustments	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	4,329	2,456	1,804	1,873
Of which:
Completed Buildings	707	452	382	255
Residential	197	106	87	91
Other	510	346	295	164
Buildings under construction	95	41	30	54
Residential	0	0	0	0
Other	95	41	30	54
Land	3,527	1,963	1,392	1,564
Developed Land	1,000	533	318	467
Other land	2,527	1,430	1,074	1,097
Property assets from home purchase mortgage loans to households	390	183	123	207
Other foreclosed property assets	104	53	42	51
Total property assets	4,823	2,692	1,969	2,131

Disclosure of nature and extent of risks arising from financial instruments
Following is the gross exposure of financial assets subject to impairment stages at 30 June 2025 and 31 December 2024:

	EUR million
	30-06-2025				31-12-2024
	Gross amount				Gross amount
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Financial assets at fair value through other comprehensive income	73,048	399	181	73,628	87,135	469	253	87,857
Debt instruments	60,924	11	—	60,935	76,521	41	6	76,568
Loans and advances	12,124	388	181	12,693	10,614	428	247	11,289
Credit institutions	304	—	—	304	363	—	—	363
Customers	11,820	388	181	12,389	10,251	428	247	10,926
Financial assets at amortised cost	1,061,470	77,259	30,932	1,169,661	1,106,876	84,583	34,016	1,225,475
Debt instruments	118,138	1,116	757	120,011	119,993	556	695	121,244
Loans and advances	943,332	76,143	30,175	1,049,650	986,883	84,027	33,321	1,104,231
Central Banks	16,806	—	—	16,806	16,179	—	—	16,179
Credit institutions	55,319	11	20	55,350	55,542	—	—	55,542
Customers	871,207	76,132	30,155	977,494	915,162	84,027	33,321	1,032,510
Total	1,134,518	77,658	31,113	1,243,289	1,194,011	85,052	34,269	1,313,332

	30-06-2025
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	17,180	20,202	18,391	3,103	850	59,726
Of which: impaired	133	185	169	107	129	723

	31-12-2024
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	17,205	20,085	17,955	2,925	938	59,108
Of which: impaired	114	167	189	130	178	778
At the end 30 June 2025 and 31 December 2024 the concentration of this portfolio was as follows:

	Loans: gross amount
Million euros	30-06-2025	31-12-2024
1. Without mortgage collateral	17	13
2. With mortgage collateral	2,704	2,532
2.1 Completed buildings	983	934
2.1.1 Residential	716	634
2.1.2 Other	267	300
2.2 Buildings and other constructions under construction	1,706	1,580
2.2.1 Residential	1,690	1,534
2.2.2 Other	16	46
2.3 Land	15	18
2.3.1 Developed consolidated land	13	13
2.3.2 Other land	2	5
Total	2,721	2,545

Disclosure of capital ratio
Capital ratio

	30-06-2025	31-12-2024
Capital ratio
Level 1 ordinary eligible capital (EUR million)	81,250	79,800
Level 1 additional eligible capital (EUR million)	9,578	10,371
Level 2 eligible capital (EUR million)	16,905	18,418
Risk-weighted assets (EUR million)	625,750	624,503
Level 1 ordinary capital coefficient (CET 1)	12.98%	12.78%
Level 1 additional capital coefficient (AT1)	1.53%	1.66%
Level 1 capital coefficient (TIER1)	14.52%	14.44%
Level 2 capital coefficient (TIER 2)	2.70%	2.95%
Total capital ratio	17.22%	17.39%

Disclosure of leverage capital	Leverage

	30-06-2025	31-12-2024
Leverage
Tier 1 capital (EUR million)	90,828	90,170
Exposure (EIR million)	1,850,859	1,885,572
Leverage ratio	4.91%	4.78%